INCOME TAXES (Narrative) (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Income taxes paid (refund) [abstract]
Statutory tax rate	27.00%	26.92%	26.00%
Non-capital losses carryforwards	$ 3,684,658	$ 1,350,310